Acquisitions - Schedule of Fair Values of Identifiable Assets and Liabilities of Acquisitions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consideration:
Cash	$ 17,000
Liabilities
Goodwill arising from acquisitions	2,163,339	$ 2,116,696	$ 2,106,367
2020 Acquisitions
Consideration:
Cash	68,057
Holdbacks	5,260
Fair value of contingent consideration	14,766
Total consideration	88,083
Identifiable intangible assets	42,460
Assets
Accounts receivable	3,542
Other assets	2,936
Property and equipment	321
Identifiable intangible assets	42,460
Total assets	49,259
Liabilities
Total liabilities	4,569
Total identifiable net assets	44,690
Goodwill arising from acquisitions	$ 43,393
2020 Acquisitions | Client relationships [Member]
Consideration:
Weighted Average Useful Life	6 years
Identifiable intangible assets	$ 42,460
Assets
Identifiable intangible assets	$ 42,460
2019 Acquisitions
Consideration:
Cash		10,582
Holdbacks		915
Fair value of contingent consideration		2,519
Total consideration		14,016
Identifiable intangible assets		10,400
Assets
Accounts receivable		6,853
Other assets		1,390
Identifiable intangible assets		10,400
Total assets		18,643
Liabilities
Accounts payable		2,138
Accrued compensation and benefits		2,478
Deferred revenue		1,258
Long-term debt		1,009
Deferred income tax liabilities		2,334
Noncontrolling interest and other liabilities		2,761
Total liabilities		11,978
Total identifiable net assets		6,665
Goodwill arising from acquisitions		7,351
2019 Acquisitions | Client relationships [Member]
Consideration:
Weighted Average Useful Life	10 years
Identifiable intangible assets		7,562
Assets
Identifiable intangible assets		7,562
2019 Acquisitions | Trade names [Member]
Consideration:
Weighted Average Useful Life	5 years
Identifiable intangible assets		2,838
Assets
Identifiable intangible assets		$ 2,838